UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-06128)

Exact name of registrant as specified in charter:	Putnam Multi-Cap Growth Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2012

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments:

Putnam Multi-Cap Growth Fund

The fund's portfolio
9/30/11 (Unaudited)

COMMON STOCKS (99.2%)(a)
			Shares	Value

Aerospace and defense (5.4%)

Embraer SA ADR (Brazil)			627,000	$15,906,990

Goodrich Corp.			207,600	25,053,168

Honeywell International, Inc.			452,500	19,869,275

Northrop Grumman Corp.(S)			166,500	8,684,640

Precision Castparts Corp.			293,761	45,668,085

Safran SA (France)			430,631	13,251,026

TransDigm Group, Inc.(NON)			176,900	14,447,423

United Technologies Corp.(S)			155,500	10,940,980

				153,821,587
Air freight and logistics (0.7%)

United Parcel Service, Inc. Class B			314,200	19,841,730

				19,841,730
Airlines (0.4%)

Delta Air Lines, Inc.(NON)			1,625,900	12,194,250

				12,194,250
Auto components (1.1%)

Autoliv, Inc. (Sweden)(S)			212,000	10,282,000

Lear Corp.			484,900	20,802,210

				31,084,210
Automobiles (0.5%)

Ford Motor Co.(NON)			1,406,800	13,603,756

				13,603,756
Beverages (1.9%)

Coca-Cola Co. (The)			185,900	12,559,404

Coca-Cola Enterprises, Inc.			1,221,800	30,398,384

PepsiCo, Inc.			175,200	10,844,880

				53,802,668
Biotechnology (2.5%)

Alexion Pharmaceuticals, Inc.(NON)			171,900	11,011,914

Amarin Corp. PLC ADR (Ireland)(NON)			300,000	2,760,000

Amylin Pharmaceuticals, Inc.(NON)(S)			335,300	3,094,819

BioMarin Pharmaceuticals, Inc.(NON)(S)			423,700	13,503,319

Celgene Corp.(NON)			291,600	18,055,872

Cubist Pharmaceuticals, Inc.(NON)(S)			336,911	11,899,697

Dendreon Corp.(NON)(S)			428,364	3,855,276

Human Genome Sciences, Inc.(NON)(S)			485,358	6,159,193

				70,340,090
Building products (0.1%)

Owens Corning, Inc.(NON)			135,000	2,926,800

				2,926,800
Capital markets (1.1%)

Apollo Global Management, LLC. Class A			345,816	3,541,156

Invesco, Ltd.			618,200	9,588,282

Morgan Stanley			364,000	4,914,000

State Street Corp.			443,500	14,262,960

				32,306,398
Chemicals (3.6%)

Agrium, Inc. (Canada)			182,756	12,182,515

Albemarle Corp.			310,400	12,540,160

Celanese Corp. Ser. A			861,199	28,014,803

CF Industries Holdings, Inc.			30,600	3,775,734

Huntsman Corp.			1,197,696	11,581,720

LyondellBasell Industries NV Class A (Netherlands)			725,927	17,734,397

Monsanto Co.			282,400	16,955,296

				102,784,625
Commercial banks (0.1%)

SVB Financial Group(NON)(S)			99,400	3,677,800

				3,677,800
Communications equipment (5.0%)

ADTRAN, Inc.(S)			701,400	18,559,044

Aruba Networks, Inc.(NON)(S)			537,694	11,243,182

Cisco Systems, Inc.			1,137,355	17,617,629

F5 Networks, Inc.(NON)			81,600	5,797,680

Juniper Networks, Inc.(NON)			552,503	9,536,202

Polycom, Inc.(NON)(S)			1,352,598	24,847,225

Qualcomm, Inc.			1,082,335	52,633,951

RADWARE, Ltd. (Israel)(NON)			122,199	2,638,276

				142,873,189
Computers and peripherals (8.7%)

Apple, Inc.(NON)			464,329	176,992,927

EMC Corp.(NON)(S)			1,074,500	22,553,755

Hewlett-Packard Co.			502,283	11,276,253

SanDisk Corp.(NON)			954,012	38,494,384

				249,317,319
Consumer finance (0.2%)

Green Dot Corp. Class A(NON)(S)			180,074	5,639,918

				5,639,918
Diversified financial services (1.5%)

CME Group, Inc.			85,800	21,141,120

IntercontinentalExchange, Inc.(NON)(S)			111,100	13,138,686

JPMorgan Chase & Co.			294,400	8,867,328

				43,147,134
Diversified telecommunication services (0.2%)

Iridium Communications, Inc.(NON)(S)			1,032,606	6,402,157

				6,402,157
Electrical equipment (0.9%)

Cooper Industries PLC			296,100	13,656,132

GrafTech International, Ltd.(NON)(S)			981,700	12,467,590

				26,123,722
Electronic equipment, instruments, and components (0.9%)

Jabil Circuit, Inc.			227,600	4,049,004

TE Connectivity, Ltd. (Switzerland)			456,900	12,857,166

Trimble Navigation, Ltd.(NON)			221,000	7,414,550

				24,320,720
Energy equipment and services (2.9%)

Key Energy Services, Inc.(NON)			694,400	6,589,856

National Oilwell Varco, Inc.			518,600	26,562,692

Oil States International, Inc.(NON)(S)			305,056	15,533,452

Schlumberger, Ltd.			429,300	25,642,089

Technip SA (France)			122,071	9,785,503

				84,113,592
Food and staples retail (0.5%)

Costco Wholesale Corp.			185,500	15,233,260

				15,233,260
Food products (0.8%)

Corn Products International, Inc.			91,900	3,606,156

Mead Johnson Nutrition Co. Class A			264,600	18,212,418

				21,818,574
Health-care equipment and supplies (3.6%)

Baxter International, Inc.			791,958	44,460,522

Covidien PLC (Ireland)(S)			748,000	32,986,800

OraSure Technologies, Inc.(NON)			701,500	5,583,940

St. Jude Medical, Inc.			363,100	13,140,589

Stryker Corp.			170,000	8,012,100

				104,183,951
Health-care providers and services (3.5%)

Aetna, Inc.			1,025,600	37,280,560

CIGNA Corp.			287,900	12,074,526

Express Scripts, Inc.(NON)(S)			513,500	19,035,445

Lincare Holdings, Inc.(S)			554,300	12,471,750

Quest Diagnostics, Inc.(S)			410,664	20,270,375

				101,132,656
Health-care technology (0.8%)

Cerner Corp.(NON)(S)			119,200	8,167,584

SXC Health Solutions Corp. (Canada)(NON)			270,500	15,066,850

				23,234,434
Hotels, restaurants, and leisure (2.2%)

Carnival Corp.(S)			494,400	14,980,320

Las Vegas Sands Corp.(NON)			497,155	19,060,923

Starbucks Corp.			535,700	19,976,253

Wyndham Worldwide Corp.			314,769	8,974,064

				62,991,560
Household durables (0.6%)

Beam, Inc.(WIS)(S)			209,404	11,324,568

Newell Rubbermaid, Inc.			503,000	5,970,610

				17,295,178
Household products (1.8%)

Colgate-Palmolive Co.			237,200	21,034,896

Procter & Gamble Co. (The)			469,800	29,681,964

				50,716,860
Independent power producers and energy traders (0.7%)

AES Corp. (The)(NON)			2,143,300	20,918,608

				20,918,608
Industrial conglomerates (0.8%)

General Electric Co.			663,400	10,110,216

Tyco International, Ltd.			344,700	14,046,525

				24,156,741
Insurance (1.7%)

Aflac, Inc.			390,700	13,654,965

AON Corp.			395,600	16,607,288

Assured Guaranty, Ltd. (Bermuda)			250,800	2,756,292

Hartford Financial Services Group, Inc. (The)(S)			892,100	14,398,494

				47,417,039
Internet and catalog retail (2.9%)

Amazon.com, Inc.(NON)(S)			234,600	50,727,558

Priceline.com, Inc.(NON)(S)			69,290	31,143,083

				81,870,641
Internet software and services (1.8%)

Baidu, Inc. ADR (China)(NON)			159,187	17,018,682

Google, Inc. Class A(NON)			65,898	33,896,613

				50,915,295
IT Services (2.4%)

Accenture PLC Class A(S)			251,500	13,249,020

Cognizant Technology Solutions Corp.(NON)			267,400	16,765,980

Mastercard, Inc. Class A			78,000	24,738,480

Western Union Co. (The)			898,100	13,731,949

				68,485,429
Leisure equipment and products (0.6%)

Hasbro, Inc.			515,800	16,820,238

				16,820,238
Life sciences tools and services (2.6%)

Agilent Technologies, Inc.(NON)			451,100	14,096,875

Bruker Corp.(NON)(S)			1,313,298	17,768,922

Thermo Fisher Scientific, Inc.(NON)			861,800	43,641,552

				75,507,349
Machinery (3.9%)

AGCO Corp.(NON)			358,100	12,379,517

Cummins, Inc.			240,500	19,639,230

Eaton Corp.			594,446	21,102,833

Lincoln Electric Holdings, Inc.			328,904	9,541,505

Parker Hannifin Corp.			513,506	32,417,634

Timken Co.			500,130	16,414,267

				111,494,986
Media (2.0%)

Interpublic Group of Companies, Inc. (The)			2,838,700	20,438,640

Time Warner, Inc.(S)			706,800	21,182,796

Walt Disney Co. (The)(S)			538,000	16,226,080

				57,847,516
Metals and mining (1.6%)

Carpenter Technology Corp.(S)			217,000	9,741,130

Cliffs Natural Resources, Inc.(S)			207,898	10,638,141

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)			418,400	12,740,280

Teck Resources Limited Class B (Canada)			284,300	8,298,717

Walter Energy, Inc.			64,590	3,876,046

				45,294,314
Multiline retail (1.6%)

Kohl's Corp.(S)			492,800	24,196,480

Nordstrom, Inc.			494,871	22,605,707

				46,802,187
Office electronics (0.3%)

Xerox Corp.			1,087,577	7,580,412

				7,580,412
Oil, gas, and consumable fuels (4.5%)

Alpha Natural Resources, Inc.(NON)			614,500	10,870,505

Anadarko Petroleum Corp.			184,200	11,613,810

Brigham Exploration Co.(NON)			543,217	13,721,661

CONSOL Energy, Inc.			188,300	6,389,019

Kosmos Energy, Ltd.(NON)			658,118	7,706,562

Linn Energy, LLC (Units)			595,118	21,221,908

Noble Energy, Inc.(S)			328,300	23,243,640

Occidental Petroleum Corp.			364,200	26,040,300

QEP Resources, Inc.			233,300	6,315,431

				127,122,836
Personal products (0.6%)

Estee Lauder Cos., Inc. (The) Class A			189,200	16,619,328

				16,619,328
Pharmaceuticals (1.5%)

Elan Corp. PLC ADR (Ireland)(NON)			1,361,694	14,338,638

Merck & Co., Inc.			415,100	13,577,921

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			214,000	7,965,080

Viropharma, Inc.(NON)			307,100	5,549,297

				41,430,936
Real estate management and development (0.9%)

BR Malls Participacoes SA (Brazil)			713,360	7,274,276

CB Richard Ellis Group, Inc. Class A(NON)			1,301,800	17,522,228

				24,796,504
Road and rail (1.2%)

Hertz Global Holdings, Inc.(NON)			860,500	7,658,450

Kansas City Southern(NON)			376,154	18,792,654

Swift Transportation Co.(NON)			1,348,046	8,681,416

				35,132,520
Semiconductors and semiconductor equipment (3.8%)

Advanced Micro Devices, Inc.(NON)(S)			2,605,219	13,234,513

Cymer, Inc.(NON)(S)			192,200	7,145,996

First Solar, Inc.(NON)(S)			152,110	9,614,873

Intel Corp.			475,663	10,145,892

KLA-Tencor Corp.			305,000	11,675,400

Lam Research Corp.(NON)			182,300	6,923,754

Marvell Technology Group, Ltd.(NON)			1,296,700	18,841,051

Novellus Systems, Inc.(NON)(S)			457,100	12,460,546

Texas Instruments, Inc.			745,000	19,854,250

				109,896,275
Software (6.4%)

Adobe Systems, Inc.(NON)(S)			460,700	11,135,119

BMC Software, Inc.(NON)			591,800	22,819,808

Check Point Software Technologies, Ltd. (Israel)(NON)(S)			288,000	15,194,880

Informatica Corp.(NON)			140,400	5,749,380

Microsoft Corp.			535,863	13,337,630

Oracle Corp.			1,719,900	49,429,926

Red Hat, Inc.(NON)			305,466	12,908,993

Salesforce.com, Inc.(NON)(S)			243,996	27,883,863

Synchronoss Technologies, Inc.(NON)(S)			227,400	5,664,534

Synopsys, Inc.(NON)			338,900	8,255,604

VMware, Inc. Class A(NON)(S)			140,250	11,273,295

				183,653,032
Specialty retail (2.1%)

Bed Bath & Beyond, Inc.(NON)(S)			285,787	16,378,453

Dick's Sporting Goods, Inc.(NON)			251,700	8,421,882

Office Depot, Inc.(NON)(S)			644,800	1,328,288

Signet Jewelers, Ltd. (Bermuda)(NON)			123,300	4,167,540

TJX Cos., Inc. (The)(S)			231,372	12,834,205

Williams-Sonoma, Inc.			523,500	16,118,565

				59,248,933
Textiles, apparel, and luxury goods (1.2%)

Coach, Inc.			200,800	10,407,464

Iconix Brand Group, Inc.(NON)			830,868	13,127,714

Steven Madden, Ltd.(NON)			357,264	10,753,646

				34,288,824
Tobacco (1.4%)

Philip Morris International, Inc.			635,300	39,630,014

				39,630,014
Trading companies and distributors (0.3%)

United Rentals, Inc.(NON)(S)			353,000	5,944,520

WESCO International, Inc.(NON)(S)			77,367	2,595,663

				8,540,183
Wireless telecommunication services (0.9%)

American Tower Corp. Class A(NON)			163,902	8,817,928

NII Holdings, Inc.(NON)			622,500	16,776,375

				25,594,303

Total common stocks (cost $2,900,521,909)				$2,835,992,581

CONVERTIBLE BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

Novellus Systems, Inc. 144A cv. sr. notes 2 5/8s, 2041			$2,475,000	$2,128,253

Total convertible bonds and notes (cost $2,475,000)				$2,128,253

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Citigroup, Inc.	1/4/19	$106.10	1,682,858	$740,458

Total warrants (cost $1,699,687)				$740,458

PURCHASED OPTIONS OUTSTANDING (—%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Best Buy Co., Inc. (Call)	Jan-12/$35.00		913,624	$116,414

JPMorgan Chase & Co. (Call)	Jan-12/45.00		269,705	15,608

JPMorgan Chase & Co. (Call)	Jan-12/50.00		396,820	5,470

Total purchased options outstanding (cost $2,915,936)				$137,492

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

UNEXT.com, LLC zero % cv. pfd. (acquired 4/14/00, cost $10,451,238) (Private)(F)(RES)(NON)			125,000	$—

Total convertible preferred stocks (cost $10,451,238)				$—

SHORT-TERM INVESTMENTS (13.7%)(a)
			Principal amount/shares	Value

U.S. Treasury Bills for effective yields from 0.11% to 0.13%, November 17, 2011			$1,459,000	$1,458,617

U.S. Treasury Bills for effective yields from 0.10% to 0.11%, October 20, 2011			1,665,000	1,664,791

U.S. Treasury Bills for an effective yield of 0.07%, June 28, 2012(SEGSF)			513,000	512,714

Putnam Cash Collateral Pool, LLC 0.16%(d)			373,291,121	373,291,121

Putnam Money Market Liquidity Fund 0.10%(e)			15,615,814	15,615,814

Total short-term investments (cost $392,543,057)				$392,543,057

TOTAL INVESTMENTS

Total investments (cost $3,310,606,827)(b)				$3,231,541,841

FORWARD CURRENCY CONTRACTS at 9/30/11 (aggregate face value $36,041,825) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

UBS AG
	Euro	Sell	10/19/11	$34,592,512	$36,041,825	$1,449,313

Total						$1,449,313

WRITTEN OPTIONS OUTSTANDING at 9/30/11 (premiums received $429,403) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Best Buy Co., Inc. (Call)	913,624	Jan-12/$40.00	$46,793

Total			$46,793

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/11 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
baskets	80,413	$—	9/26/12	(1 month USD-LIBOR-BBA plus 35 bp)	A basket (GSCBPBNK) of common stocks	$(33,478)

Total						$(33,478)

Key to holding's abbreviations
ADR	American Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2011 through September 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $2,858,572,295.
(b)	The aggregate identified cost on a tax basis is $3,311,578,876 resulting in gross unrealized appreciation and depreciation of $374,139,629 and $454,176,664, respectively, or net unrealized depreciation of $80,037,035.
(NON)	Non-income-producing security.
(RES)	Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at the close of the reporting period was $—, or less than 0.1% of net assets.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.
(WIS)	When-issued security.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $353,375,076. The fund received cash collateral of $373,291,121, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $2,483 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $144,857,151 and $140,025,263, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $33,527 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund uses options contracts to enhance the return on a security owned.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Outstanding contracts on purchased options contracts and written options contracts at the close of the reporting period are indicative of the volume of activity for each during the reporting period.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to gain exposure to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding notional amount on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $1,048,335 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $129,922.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$421,853,043	$—	$—
Consumer staples	197,820,704	—	—
Energy	201,450,925	9,785,503	—
Financials	156,984,793	—	—
Health care	415,829,416	—	—
Industrials	380,981,493	13,251,026	—
Information technology	837,041,671	—	—
Materials	148,078,939	—	—
Telecommunication services	31,996,460	—	—
Utilities	20,918,608	—	—
Total common stocks	2,812,956,052	23,036,529	—
Convertible bonds and notes	—	2,128,253	—
Purchased options outstanding	—	137,492	—
Warrants	740,458	—	—
Short-term investments	15,615,814	376,927,243	—

Totals by level	$2,829,312,324	$402,229,517	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$1,449,313	$—
Written options	—	(46,793)	—
Total return swap contracts	—	(33,478)	—

Totals by level	$—	$1,369,042	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$1,449,313	$—
Equity contracts	877,950	80,271

Total	$2,327,263	$80,271

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Multi-Cap Growth Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 29, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 29, 2011